The Registrant is filing this amendment to its Form N-CEN for the period ended July 31, 2023, originally filed with the Securities and Exchange Commission on October 10, 2023 (Accession Number 0001145549-23-061872), to correct an inadvertent incorrect response to Item C.4 for the First Trust Merger Arbitrage ETF, a series of the Registrant.